Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Secured credit facilities	$ 205,694	$ 219,856
Total borrowings	1,698,409	1,717,768
Less: current portion, net	(31,142)	(33,885)
Less: deferred finance costs, net	(31,789)	(35,280)
Total long-term borrowings	1,635,478	1,648,603
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,174,856	1,240,647
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable
Debt Instrument [Line Items]
Other long-term loans	$ 162,715	$ 167,912